INVENTORIES	6 Months Ended
Jun. 30, 2024
Inventory, Net [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	June 30,	December 31,
	2024	2023
	Unaudited

Raw materials	3,378	3,064
Work-in-progress	2,635	2,537
Finished goods	427	534

	6,440	6,135

During the periods ended June 30, 2024 and June 30, 2023, the Company recorded inventory write-offs in the amounts of $67 and $192, respectively. Such write-offs were included in cost of revenues.